Other Borrowings (Narrative) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Other Borrowings [Abstract]
Loans Pledged as Collateral		$ 65,574,000
Debt Instrument, Interest Rate, Stated Percentage		3.95%
Line of Credit Facility, Remaining Borrowing Capacity	$ 74,331,985